Share based payments - Share-based payment expense (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
DSU
Share based payments
Amount expensed as shared-based payment	$ 189	$ 103
PSU
Share based payments
Amount expensed as shared-based payment	291	285
RSU
Share based payments
Amount expensed as shared-based payment	$ 297	$ 131